Related party transactions	6 Months Ended
Jun. 30, 2020
Related party Transactions
Related party transactions

Related party transactions

On April 17, 2020, the members of the management board were offered new subscription rights under Subscription Right Plan 2020, subject to acceptance. The final number of accepted subscription rights under Subscription Right Plan 2020 was enacted by notary deed on July 2, 2020. The members of the management board accepted all subscription rights offered to them. Under Subscription Right Plan 2020, the subscription rights have an exercise term of eight years as of the date of the offer. The exercise price of the subscription rights is €168.42 (the average closing price of the share on Euronext Amsterdam and Brussels during the thirty days preceding the date of the offer). Each subscription right gives the right to subscribe for one new Galapagos share. For all the beneficiaries, the subscription rights vest only and fully on the first day of the fourth calendar year following the calendar year in which the grant was made. The subscription rights are not transferable and can in principle not be exercised prior to January 1, 2024.

On May, 6 and 7, 2020, the members of the management board were offered new restricted stock units (‘RSUs’), subject to acceptance. The RSUs are offered for no consideration. The members of the management board accepted all RSUs offered to them. Each RSU represents the right to receive, at Galapagos’ discretion, one Galapagos share or a payment in cash of an amount equivalent to the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the relevant vesting date. The first RSU grant will vest in full three years after the offer date. The second RSU grant has a four-year vesting period, with 25% vesting each year and a first vesting date on May 1, 2021. For the members of the management board, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares. The RSUs are not transferable.

The table below sets forth the number of subscription rights offered under Subscription Right Plan 2020 and the total number of RSUs accepted by each member of the management board during the first six months of 2020:

Name	Title	Number of 2020 subscription rights offered	Number of 2020 RSUs accepted
Onno van de Stolpe	Chief Executive Officer	85,000	18,317
Piet Wigerinck	Chief Scientific Officer	40,000	12,080
Bart Filius	Chief Operating Officer; Chief Financial Officer	50,000	12,600
Andre Hoekema	Chief Business Officer	30,000	832
Walid Abi-Saab	Chief Medical Officer	40,000	12,080
Michele Manto	Chief Commercial Officer	30,000	5,920

We note that Dr. Elisabeth Svanberg was appointed as an independent member of the supervisory board by the shareholders’ meeting on April 28, 2020. With the implementation of the new two-tier governance structure, the mandate of Mr. Onno van de Stolpe as member of the board of directors ended on April 28, 2020, as it is not possible to be a member of the supervisory board and the management board at the same time. Mr. Onno van de Stolpe continues his mandate as member and chairman of the management board and CEO.

During the first six months of 2020, there were no changes to related party transactions disclosed in the 2019 annual report that potentially had a material impact on the financials of the first six months of 2020.